CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Services [Member] | Revenues [Member] | Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	34.00%	11.00%